Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Operating Segments
	Futures
	and securities			OTC Stock
	brokerage	CFD	TRS	option
	services	trading	trading	trading	Other	Total
Year ended December 31, 2025
Revenues (losses)	$-	$321	$923,482	$8,089,636	$377,212	$9,390,651

Commissions and fees	14	-	-	-	1,924	1,938
Custodian and other fees for digital assets	-	-	-	-	196,211	196,211
Compensation and benefits	209,245	-	-	-	1,450,007	1,659,252
Occupancy	68,181	1,200	1,200	1,200	83,055	154,836
Communication and technology	147,899	65,990	65,990	65,990	1,202,832	1,548,701
General and administrative	67,807	1,976	1,976	1,976	529,481	603,216
Professional fees	32,102	30,108	30,108	30,108	1,671,836	1,794,262
Service fees	-	62,521	73,394	73,394	368,727	578,036
Interest	-	-	1,936	-	2,128,914	2,130,850
Depreciation	504	397,500	397,500	397,500	1,198,200	2,391,204
Marketing	25,630	-	-	-	52,204	77,834
Change in fair value of warrant liabilities	-	-	-	-	(123,188)	(123,188)
Change in fair value of digital assets	-	-	-	-	3,118,099	3,118,099
Investment loss on digital assets	-	-	-	-	312,659	312,659
Other operating (income) expenses	(9,135)	-	-	-	(76,850)	(85,985)
	542,247	559,295	572,104	570,168	12,114,111	14,357,925
Income (loss) from operations	$(542,247)	$(558,974)	$351,378	$7,519,468	$(11,736,899)	$(4,967,274)
Total segment assets	$500,900	$15,880,365	$16,755,929	$-	$21,117,318	$54,254,512
	Futures
	and securities			OTC Stock
	brokerage	CFD	TRS	option
	services	trading	trading	trading	Other	Total
Year ended December 31, 2024
Revenues (losses)	653,340	521,860	9,140	(7,978,722)	1,928,301	(4,866,081)

Commissions and fees	436,112	-	88,934	-	430,773	955,819
Compensation and benefits	921,455	-	-	-	2,342,638	3,264,093
Occupancy	75,538	8,702	8,702	8,702	646,106	747,750
Communication and technology	375,377	353,799	366,199	353,799	1,941,343	3,390,517
General and administrative	160,848	20,138	20,138	20,138	657,232	878,494
Professional fees	22,377	106,139	106,139	106,139	4,111,040	4,451,834
Service fees	-	322,684	276,740	276,740	1,012,536	1,888,700
Interest	-	-	208,210	-	613,722	821,932
Depreciation	671	795,000	795,000	795,000	50,041	2,435,712
Marketing	1,405	236,500	236,500	236,500	2,887,944	3,598,849
Change in fair value of warrant liabilities	-	-	-	-	13,501	13,501
Other operating expenses	10,338	-	-	-	230,040	240,378
	2,004,121	1,842,962	2,106,562	1,797,018	14,936,916	22,687,579
Income (loss) from operations	$(1,350,781)	$(1,321,102)	$(2,097,422)	$(9,775,740)	$(13,008,615)	$(27,553,660)
Total segment assets	$1,838,093	$20,235,532	$12,819,851	$-	$1,460,948	$36,354,424

	Futures
	and securities			OTC Stock
	brokerage	CFD	TRS	option
	services	trading	trading	trading	Other	Total
Year ended December 31, 2023
Revenues (losses)	$2,570,495	$19,326,140	$(2,342,395)	$(798,725)	$2,335,729	$21,091,244

Commissions and fees	1,606,210	-	825,503	-	986,685	3,418,398
Compensation and benefits	997,602	-	-	-	3,102,250	4,099,852
Occupancy	-	7,120	7,120	7,120	848,894	870,254
Communication and technology	471,918	225,636	225,636	225,636	1,910,636	3,059,462
General and administrative	226,802	33,492	33,492	33,492	1,104,870	1,432,148
Crypto currencies	-	-	-	-	-	-
Professional fees	24,411	50,432	50,432	50,432	3,231,658	3,407,365
Research and development	-	-	-		7,115	7,115
Service fees	-	433,734	342,367	342,367	1,234,364	2,352,832
Interest	-	-	1,880,282		532,820	2,413,102
Depreciation and amortization	419	576,944	576,944	576,944	63,760	1,795,011
Marketing	1,673	3,909	3,909	3,909	4,183,395	4,196,795
Change in fair value of warrant liabilities	-	-	-	-	(565,313)	(565,313)
Impairment of Property and equipment	-	-	-	-	-	-
Impairment of cryptocurrencies	-	-	-	-	-	-
Other operating expenses	358,074	-	-	-	72,140	430,214
	3,687,109	1,331,267	3,945,685	1,239,900	16,713,274	26,917,235
Income (loss) from operations	$(1,116,614)	$17,994,873	$(6,288,080)	$(2,038,625)	$(14,377,545)	$(5,825,991)
Total segment assets	$4,444,667	$30,862,233	$31,563,234	$1,801,095	$5,873,357	$74,544,586